Prospectus Supplement
John Hancock Investment Trust
John Hancock ESG International Equity Fund
Supplement dated March 1, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 10-12, 2024, the Board of Trustees (the Board) of John Hancock Investment Trust, of which John Hancock ESG International Equity Fund (ESG International Equity) is a series, voted to recommend that the shareholders of ESG International Equity approve a reorganization, that is expected to be tax-free, of ESG International Equity into John Hancock Global Environmental Opportunities Fund (Global Environmental Opportunities, and together with ESG International Equity, the funds), also a series of John Hancock Investment Trust, as described below (the Reorganization). Shareholders of record as of February 5, 2025, are entitled to vote on the Reorganization.
Under the terms of the Reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on or about April 3, 2025, ESG International Equity would transfer all of its assets to Global Environmental Opportunities in exchange for corresponding shares of Global Environmental Opportunities. Global Environmental Opportunities would assume substantially all of ESG International Equity’s liabilities. The corresponding shares of Global Environmental Opportunities would then be distributed to ESG International Equity’s shareholders, and ESG International Equity would be terminated. If approved by ESG International Equity’s shareholders, the Reorganization is expected to occur as of the close of business on or about April 25, 2025 (the Closing Date). Further information regarding the proposed Reorganization is contained in a proxy statement and prospectus, which became available February 14, 2025.
ESG International Equity will remain open to purchases and redemptions from existing shareholders until the Closing Date. ESG International Equity no longer accepts orders from new investors to purchase shares of ESG International Equity. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include ESG International Equity as an investment option as of the close of business January 13, 2025, may continue to make ESG International Equity shares available to new and existing accounts.
Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of ESG International Equity.
To satisfy an Internal Revenue Service requirement, ESG International Equity hereby designates the maximum amount of the net long-term gains earned, if any, as a capital gain dividend, with respect to ESG International Equity’s final taxable year. Please refer to Form 1099-DIV for tax reporting purposes.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any shares in connection with the Reorganization, nor is it a solicitation of any proxy. For important information regarding ESG International Equity or Global Environmental Opportunities, or to receive a free copy of the proxy statement/prospectus relating to the proposed merger, once it is available, please call the funds’ toll-free telephone number: 800-225-5291 (Class A) or 888-972-8696 (Class I and Class R6). The proxy statement/prospectus contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the Reorganization. The proxy statement/prospectus also will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement/prospectus carefully before making any decision to invest in any shares in connection with the Reorganization or when considering whether to vote for the Reorganization.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Investment Trust (the Trust)
John Hancock Seaport Long/Short Fund
Supplement dated March 1, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 10-12, 2024, the Board of Trustees (the Board) of the Trust, of which John Hancock Seaport Long/Short Fund (Seaport Long/Short) is a series, voted to approve a reorganization, that is expected to be tax-free, of Seaport Long/Short into John Hancock Disciplined Value Global Long/Short Fund (Disciplined Value Global Long/Short, and together with Seaport Long/Short, the funds), also a series of the Trust, as described below (the Reorganization).
Under the terms of the funds' Agreement and Plan of Reorganization and Termination, Seaport Long/Short will transfer all of its assets to Disciplined Value Global Long/Short in exchange for corresponding shares of Disciplined Value Global Long/Short. Disciplined Value Global Long/Short will assume all of Seaport Long/Short’s liabilities. The corresponding shares of Disciplined Value Global Long/Short will then be distributed to Seaport Long/Short’s shareholders, and Seaport Long/Short will be terminated. The Reorganization is expected to occur as of the close of business on or about April 4, 2025 (the Closing Date). Further information regarding the Reorganization is contained in an information statement and prospectus, which became available February 21, 2025.
Seaport Long/Short will remain open to purchases and redemptions from existing shareholders until the Closing Date. Seaport Long/Short no longer accepts orders from new investors to purchase shares of Seaport Long/Short. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include Seaport Long/Short as an investment option as of the close of business January 13, 2025, may continue to make Seaport Long/Short shares available to new and existing accounts.
Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of Seaport Long/Short.
To satisfy an Internal Revenue Service requirement, Seaport Long/Short hereby designates the maximum amount of the net long-term gains earned, if any, as a capital gain dividend, with respect to Seaport Long/Short’s final taxable year. Please refer to Form 1099-DIV for tax reporting purposes.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any shares in connection with the Reorganization, nor is it a solicitation of any proxy. For important information regarding Seaport Long/Short or Disciplined Value Global Long/Short, or to receive a free copy of the information statement/prospectus relating to the merger, once it is available, please call the funds’ toll-free telephone number: 800-225-5291 (Class A and Class C), 888-972-8696 (Class I and Class R6), or 800-344-1029 (Class NAV). The information statement/prospectus contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the Reorganization. The information statement/prospectus also will be available for free on the SEC’s website (www.sec.gov). Please read the information statement/prospectus carefully before making any decision to invest in any shares in connection with the Reorganization.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Investment Trust (the Trust)
John Hancock Global Thematic Opportunities Fund (the fund)
Supplement dated March 1, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
The Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund no longer accepts orders to purchase shares of the fund except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business February 24, 2025, may continue to make the fund shares available to new and existing accounts. On or about March 28, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust (the Trust)
John Hancock Global Thematic Opportunities Fund (the fund)
Supplement dated March 1, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
The Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund no longer accepts orders to purchase shares of the fund except at the fund’s sole discretion. However, discretionary fee-based advisory programs, certain retirement accounts and/or model portfolios that include the fund as an investment option as of the close of business February 24, 2025, may continue to make the fund shares available to new and existing accounts. On or about March 28, 2025 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.